Intangible assets, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets, Net
14.	Intangible assets, Net

Accounting policy

Intangible items are recognized as intangible assets when they meet the following criteria:

•	the item is identifiable and separable;

•	the Company has the capacity to control future economic benefits from the item; and

•	the item will generate future economic benefits.

Intangible assets consist mainly of trademark, software purchased, and software internally developed.

Intangible assets acquired separately by the Company are measured at cost, which includes capitalized borrowing costs.

Subsequent to initial recognition, the intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the asset begins when development is complete, and the asset is available for use. Indefinite life intangibles are not amortized but are tested for impairment at each year-end or whenever there is an indication that the carrying amount may not be recovered. The estimated useful lives of assets are as follows:

Asset Class	Useful Life (years)
Purchased software	5
Internally developed software	5
Trademark	Indefinite

Amortization methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate and any changes are accounted for as changes in accounting estimates. There were no such changes for any of the periods presented.

An intangible asset is derecognized on disposal when no future economic benefits are expected from its use or disposal. Gain or loss arising from derecognition of an intangible asset is determined as the difference between the net sale proceeds, if any, and the carrying amount of the intangible asset. When an intangible asset is derecognized, it is recorded as other operating expenses in the consolidated statements of profit or loss.

Expenditure on research activities, undertaken with the prospects of gaining new scientific or technical knowledge and understanding, is recognized as an expense in the statements of profit or loss when incurred.

Critical accounting estimates and judgments

Development activities involve a plan or project aimed at putting in use new or significantly improved technologies. Development costs are capitalized only if the Company can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	its intention to complete the intangible asset and use or sell it;

•	its ability to use or sell the intangible asset;

•

how the intangible asset will generate probable future economic benefits. Among other things, the Company can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The expenditures capitalized include the cost of materials, labor and other costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized as expenses in the statements of profit or loss when incurred.

See impairment analysis and conclusions in note 25.

Breakdown of and changes in intangible assets are as follows:

	Software purchased		Software developed		Software in development		Trademark		Other		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2016		18,219	R$	26,794	R$	7,087	R$	—	R$	559	R$	52,659

Additions		1,738		15,722		18,760		14,001		—		50,221
Disposals		—		(187)		—		—		—		(187)
Amortization for the year		(5,777)		(8,134)		—		—		—		(13,911)
Tranfers		316		5,529		(5,845)		—		—		—
Net exchange differences arising from translation adjustments		(25)		(1,164)		—		—		—		(1,189)

As of January 1, 2017	R$	14,471	R$	38,560	R$	20,002	R$	14,001	R$	559	R$	87,593

Additions		4,850		10,641		35,562		—		—		51,053
Disposals		—		—		—		—		—		—
Amortization for the year		(6,320)		(16,972)		—		—		—		(23,292)
Tranfers		1,475		27,852		(29,327)		—		—		—
Net exchange differences arising from translation adjustments		(2)		474		13		—		—		485

As of December 31, 2017		14,474		60,555		26,250		14,001		559		115,839		29,897

Additions		11,546		2,231		59,119		0		1		72,897		18,813
Disposals		(1,142)		0		(1,085)		0		0		(2,227)		(575)
Amortization for the year		(8,694)		(36,438)		0		0		0		(45,132)		(11,648)
Tranfers		0		72,970		(72,970)		0		0		0		0
Net exchange differences arising from translation adjustments		(16)		1,951		85		0		0		2,020		521
Monetary correction gain, net		10		0		0		0		0		10		3
Impairment		(48)		0		0		0		0		(48)		(12)
Sale from Mexico operation		(42)		0		0		0		0		(42)		(11)

As of December 31, 2018	R$	16,088	R$	101,269	R$	11,399		14,001	R$	560	R$	143,317	U$	36,988

The amortization cost of intangible assets is recognized in the consolidated statements of profit or loss and allocated into selling expenses and general and administrative expenses based on the nature and use of intangible assets.

During the year ended December 31, 2018, the main additions to software developed relates to the new website platform. Included in this amount are capitalized borrowing costs of R$1,060 (US$274), calculated using a capitalization rate of TJLP (Long-Term Interest Rate) plus 3% p.a..